EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Summary of calculations of basic and diluted earnings per unit [Abstract]
Net income attributable to general partner and limited partner interests		$ 41,028	$ 37,761	$ 72,286	$ 70,502
Less: distributions paid	[1]	(38,533)	(36,068)	(77,086)	(70,081)
Under (over) distributed earnings		2,495	1,693	(4,800)	421
Net income attributable to:
Common unitholders		$ 27,757	$ 25,942	$ 49,270	$ 49,093
Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders (in units)		45,663	45,663	45,663	45,663
Earnings per unit (basic and diluted):
Common unitholders (in dollars per share)		$ 0.61	$ 0.57	$ 1.08	$ 1.08
Cash distributions declared and paid in the period per unit:	[2]	0.58	0.52	1.16	1.045
Subsequent event: Cash distributions declared and paid per unit relating to the period:	[3]	$ 0.58	$ 0.55	$ 1.16	$ 1.07
Distributions to IDR holders		$ 2,200	$ 1,600	$ 4,400	$ 2,700
Distribution Made to Limited Partner
Ownership interest by third party (percentage)		70.00%		70.00%
First Distribution of Additional Available Cash from Operating Surplus
Distribution Made to Limited Partner
General partner ownership interest (percentage)		2.00%		2.00%

[1]	Refers to distributions made or to be made in relation to the period, irrespective of the declaration and payment dates, and is based on the number of units outstanding at the period end date. This includes cash distributions to IDR holders for the three months ended June 30, 2015 and 2014 of $2.2 million and $1.6 million, respectively, and for the six months ended June 30, 2015 and 2014 of $4.4 million and $2.7 million, respectively.
[2]	Refers to cash distribution declared and paid during the period.
[3]	Refers to cash distribution declared and paid subsequent to the period end.